LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
8. LONG-TERM INVESTMENTS
The Group’s long-term investments consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Equity method investments
Guangdong Weixin Technology Co., Ltd (“Weixin”)	5,017	5,244
Beijing Siwei Technology and Culture Co., Ltd(“Siwei”)	3,182	3,202
Hangzhou Zhangtaihe Health Technology Co., Ltd(“Zhangtaihe”)	2,960	1,772
Ningbo Hongshi Investment Management Partnership Fund (“Hongshi Fund”)	2,000	1,994
Hangzhou Adopt A Cow Biological Technology Co., Ltd (“Zhaomu”)	3,277	3,336
Hangzhou Bixin Biotechnology Co., Ltd.(“Bixin”)	—	4,113
Hunan Haomei Haomei Cosmetics Co., Ltd.(“Haomei”)	—	2,258
Shenzhen Liumang Yike Food & Beverage Management Co., Ltd. (“Liumang Yike”)	—	3,138
Zhejiang Zhengdao Fengju Supply Chain Management Co., Ltd.(“Zhengdao”)	—	7,188
Other investments accounted for under equity methods	363	4,343

	16,799	36,588

Equity securities accounted for under alternative measurement
Qinghu Live (Hangzhou) Network Technology Co., Ltd. (“Qinghu”)	—	3,000
Other investments accounted for at cost method under alternative measurement	200	1,200

	200	4,200

Equity securities with readily determinable fair values
GXG stock investment	—	158,072

Total long-term investments	16,999	198,860

Major investments made by the Company during the years ended December 31, 2017, 2018 and 2019 are summarized as follows:
Investments accounted for using equity method
Investment in Weixin
In January 2018, the Group acquired 30% shareholding of Weixin with a cash consideration of RMB 3,000. As the Group is able to exercise significant influence in the form of ordinary shares of the investee, the Group therefore started to account for this investment under equity methods from January 2018 and share the results of Weixin accordingly.
Investment in Siwei
In August 2018, the Group acquired 20% ordinary equity interest of Siwei with a cash consideration of RMB 3,000. As the Group is able to exercise significant influence in the form of ordinary shares of the investee, the Group therefore started to account for this investment under equity methods from August 2018 and share the results of Siwei accordingly.
Investment in Zhangtaihe
In January 2018, the Group acquired 20% ordinary equity interest of Zhangtaihe with cash consideration of RMB 2,000. As the Group is able to exercise significant influence in the form of ordinary shares of the investee, the Group therefore started to account for this investment under equity methods from January 2018 and share the results of Zhangtaihe accordingly.
Investment in Hongshi Fund
Hongshi Fund is a third party investment fund. In September 2018, the Group became a limited partner of Hongshi Fund with cash investment contribution of RMB 2,000, which consists of over 3% of all investors’ interest in Hongshi Fund. As the Group is able to exercise significant influence in the form of investing interests of the investee, the Group therefore started to account for this investment under equity methods from September 2018 and share the results of Hongshi Fund accordingly.
Investment in Zhaomu
In December 2018, the Group acquired 10% ordinary equity interest of Zhaomu with cash consideration of RMB 3,500. By virtue of the Group’s one seat out of five on the Board of the investee, the Group is able to exercise significant influence over the investee company. The Group’s investment is in the form of ordinary shares of the investee and the Group accounts for this investment under the equity methods from December 2018.
Investment in Bixin
In January 2019, the Group acquired 30% ordinary equity interest of Bixin with cash consideration of RMB 4,950. As the Group is able to exercise significant influence in the form of ordinary shares of the investee, the Group therefore started to account for this investment under equity methods from January 2019 and share the results of Bixin accordingly.

Investment in Haomei
In April 2019, the Group acquired 30% ordinary equity interest of Haomei with a cash consideration of RMB 3,000. The Group’s investment is in the form of ordinary shares of the Investee. The Group has one seat out of three on the Board of the Investee. As the Group is able to exercise significant influence in the form of ordinary shares of the investee, the Group therefore accounts for this investment using equity methods since April 2019 and shares the results of Haomei accordingly.
Investment in Liumang Yike
In April 2019, the Group acquired 10% ordinary equity interest of Liumang Yike with cash consideration of RMB 3,000. The Group’s investment is in the form of ordinary shares of the Investee. By virtue of the Group’s one seat out of five on the Board of the investee, the Group is able to exercise significant influence over the investee, and the Group therefore accounts for this investment using equity methods since April 2019.
Investment in Zhengdao
In April 2019, the Group acquired 40% ordinary equity interest of Zhengdao with a cash consideration of RMB 8,000. The Group has two seat out of five on the Board of the Investee. As the Group is able to exercise significant influence in the form of ordinary shares of the Investee, the Group therefore started to account for this investment using equity methods since April 2019 and shares the results of Zhengdao accordingly.

The remaining investments accounted for under equity methods are individually immaterial for the periods presented.
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2019 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2017	307
Addition	13,500
Share of cumulative gain for the year ended December 31, 2018	2,992

Total value booked under equity method as of December 31, 2018	16,799
Addition	23,200
Dividends received	(190)
Share of cumulative loss for the year ended December 31, 2019	(3,221)

Total value booked under equity method as of December 31, 2019	36,588

The Company’s equity investments individually or collectively did not meet the significance in accordance with Rule 4-08 of Regulation S-X (RMB in millions).
Equity securities accounted for under alternative measurement
Investment in Qinghu
In December 2019, the Group acquired 10% ordinary share interests of Qinghu with cash consideration of RMB 3,000. As the Group does not have significant influence over Qinghu through its equity investment, which does not have readily determinable market value, therefore, the Group accounts for the investment of Qinghu at cost minus impairments and plus or minus observable changes in prices.
The remaining equity investments accounted for under alternative measurement are individually immaterial for the periods presented.
Equity securities with readily determinable fair values
Investment in GXG
In May 2019, the Group purchased 22,740,000 ordinary shares of a Hong Kong listed Company - GXG (1817. HK) - with a total consideration of US$ 13 million, and recorded its investment in GXG with initial cost of US$ 13 million (equivalent to approximately RMB 89,517). As of December 31, 2019, based on the market price, the Group re-measured
the investment at a fair value of RMB 158, 072, and recorded the unrealized changes in fair value of RMB 68,555 in Financial income, net in the Consolidation Statements of Comprehensive Loss. This investment is classified as equity securities with readily determinable fair values.